Other Long-term Payable (Tables)	12 Months Ended
Dec. 31, 2016
Other Long-term Payable
Summary of other long-term payables

The following is a summary of other long-term payables as of December 31, 2015 and 2016 (in thousands):

	December 31,	December 31,
	2015	2016
	RMB	RMB
RSU long-term payable (see Note 2(o))	84,774	—
Other	200	200

	84,974	200